SEGMENT INFORMATION - Long-Lived Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Long-Lived Assets [Line Items]
Total long-lived assets	$ 6,833,633	$ 6,720,754	$ 6,844,648
Macau [Member]
Long-Lived Assets [Line Items]
Total long-lived assets	6,080,616	6,054,014	6,207,746
The Philippines [Member]
Long-Lived Assets [Line Items]
Total long-lived assets	341,307	369,664	398,110
Cyprus [Member]
Long-Lived Assets [Line Items]
Total long-lived assets	378,738	232,374	152,066
Hong Kong and other foreign countries [Member]
Long-Lived Assets [Line Items]
Total long-lived assets	$ 32,972	$ 64,702	$ 86,726